Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss
The following share-based payment amounts are included in the income statements as operating costs.

FOR THE YEAR ENDED DECEMBER 31	2023	2022
ESP	(29)	(28)
RSUs/PSUs	(62)	(69)
DSUs and stock options	(4)	(4)
Total share-based payments	(95)	(101)

Disclosure of number and weighted average exercise prices of other equity instruments
The following table summarizes RSUs/PSUs outstanding at December 31, 2023 and 2022.

NUMBER OF RSUs/PSUs	2023	2022
Outstanding, January 1	3,124,187	3,085,667
Granted(1)	1,125,502	1,016,211
Dividends credited	213,427	173,100
Settled	(957,402)	(1,061,392)
Forfeited	(92,902)	(89,399)
Outstanding, December 31	3,412,812	3,124,187
Vested, December 31(2)	1,225,815	887,158
(1)The weighted average fair value of the RSUs/PSUs granted was $61 in 2023 and $66 in 2022.
(2)The RSUs/PSUs vested on December 31, 2023 were fully settled in February 2024 with BCE common shares and/or DSUs.

Disclosure of number and weighted average exercise prices of share options
The following table summarizes stock options outstanding at December 31, 2023 and 2022.

		2023		2022
	NOTE	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)
Outstanding, January 1		7,802,108	61	10,778,724	60
Exercised(1)	30	(306,139)	60	(2,952,992)	58
Forfeited or expired		(11,408)	63	(23,624)	65
Outstanding, December 31		7,484,561	61	7,802,108	61
Exercisable, December 31		7,484,561	61	4,539,188	58
(1)The weighted average market share price for options exercised was $63 in 2023 and $69 in 2022.

Disclosure of range of exercise prices of outstanding share options
The following table provides additional information about BCE’s stock option plans at December 31, 2023 and 2022.

	STOCK OPTIONS OUTSTANDING
	2023			2022
RANGE OF EXERCISE PRICES	NUMBER	WEIGHTED AVERAGE REMAINING LIFE (YEARS)	WEIGHTED AVERAGE EXERCISE PRICE ($)	NUMBER	WEIGHTED AVERAGE REMAINING LIFE (YEARS)	WEIGHTED AVERAGE EXERCISE PRICE ($)
$50-$59	4,291,180	3	58	4,510,298	4	58
$60 & above	3,193,381	6	65	3,291,810	7	65
	7,484,561	4	61	7,802,108	5	61